ALLIANCE LIMITED MATURITY GOVERNMENT FUND

SEMI-ANNUAL REPORT
MAY 31, 1999

ALLIANCE CAPITAL



LETTER TO SHAREHOLDERS                ALLIANCE LIMITED MATURITY GOVERNMENT FUND
_______________________________________________________________________________

July 27, 1999

Dear Shareholder:

We are pleased to report to you on the performance, strategy, and outlook for the Alliance Limited Maturity Government Fund (the "Fund") for the six-month period ended May 31, 1999. The Fund is designed for investors who seek high current income, consistent with low volatility of net asset value. The Fund normally invests at least 65% of its total assets in U.S. Government securities, including mortgage-related securities and repurchase agreements. At all times, however, each security held by the Fund has either a remaining maturity of not more than ten years or a duration not exceeding that of a ten-year Treasury note.

INVESTMENT RESULTS
The following table provides the investment results for the Alliance Limited Maturity Government Fund for the six- and twelve-month periods ended May 31, 1999. For comparison, we have also included performance for the Lipper Intermediate U.S. Government ("IUG") Funds Average.

For the six-month period under review, your Fund's Class A shares outperformed the Lipper IUG Funds Average. The Fund's allocation to the mortgage sector supported performance during the period as rising interest rates dampened prepayment risk. However, the Fund's U.S. Treasury holdings hurt performance as that sector performed poorly in the rising interest rate environment.


INVESTMENT RESULTS*
Periods Ended May 31, 1999
                                              TOTAL RETURNS
                                          6 MONTHS      12 MONTHS
                                          --------      ---------
ALLIANCE LIMITED MATURITY GOVERNMENT FUND
  Class A                                  -0.69%         3.32%
  Class B                                  -1.15%         2.48%
  Class C                                  -1.15%         2.50%

LIPPER INTERMEDIATE U.S. GOVERNMENT
  FUNDS AVERAGE                            -1.12%         3.44%

* THE FUND'S INVESTMENT RESULTS ARE TOTAL RETURNS FOR THE PERIODS AND ARE BASED ON THE NET ASSET VALUES OF EACH CLASS OF SHARES. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. RETURNS FOR THE FUND INCLUDE THE REINVESTMENT OF ANY DISTRIBUTIONS PAID DURING EACH PERIOD. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

     THE UNMANAGED LIPPER INTERMEDIATE U.S. GOVERNMENT ("IUG") FUNDS AVERAGE IS BASED ON THE PERFORMANCE OF A UNIVERSE OF FUNDS THAT INVEST AT LEAST 65% OF THEIR ASSETS IN SECURITIES ISSUED BY THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES, WITH DOLLAR-WEIGHTED AVERAGE MATURITIES OF FIVE TO TEN YEARS. FOR THE SIX- AND TWELVE-MONTH PERIODS ENDED MAY 31, 1999, THE LIPPER IUG AVERAGE CONSISTED OF 128 AND 126 FUNDS, RESPECTIVELY. AN INVESTOR CANNOT INVEST DIRECTLY IN AN AVERAGE.

     ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 3.


INVESTMENT STRATEGY
Over the six-month period ended May 31, 1999, as interest rates rose, we increased our allocation within the mortgage and asset-backed sectors and decreased our exposure to the U.S. Treasury sector. Throughout the period, we also opportunistically utilized higher yielding commercial mortgage-backed securities and London Interbank Offered Rate adjustable-rate mortgages as we expected these securities to have superior performance in a rising rate environment.

MARKET OVERVIEW
During the six-month period ended May 31, 1999, the overall performance of the U.S. bond market lagged as strong U.S. economic growth and rising inflation concerns increased the likelihood that the Federal Reserve would increase interest rates.

During the period, the Federal Open Market Committee (the "FOMC") emphasized its concerns that the ongoing strength of consumer demand was outstripping productivity gains. The U.S. economy grew a robust 4.1% in the first quarter of 1999, following an exceptional fourth quarter 1998 growth rate of 6.0%. Though inflation remained low, inflation concerns were heightened when a sharp increase in oil prices caused the Consumer Price Index to jump from 1.7% in March, to 2.3% in April. Ultimately, the FOMC stopped short of raising official interest rates during the period ended May 31, 1999, but indicated their bias to raise rates in the near future. (Sub-


1


                                      ALLIANCE LIMITED MATURITY GOVERNMENT FUND
_______________________________________________________________________________

sequently, on June 30, 1999, the FOMC raised official interest rates by 25 basis points.) Also during the period, the yield curve shifted outward and flattened as short-term rates increased more than long-term rates. Two-year Treasury yields increased from 4.52%, to 5.40%, and thirty-year Treasury yields increased from 5.07%, to 5.82%.

Among the sectors of the U.S. bond market, the mortgage sector performed strongly while the U.S. Treasury market lagged. As credit markets continued to stabilize from the turmoil in 1998 and the threat of higher interest rates surfaced, investors moved out of U.S. Treasuries and back into higher-yielding sectors in search of higher returns. The mortgage sector was the main beneficiary of the change in interest rate expectations. When interest rates rose, mortgage refinancing slowed and mortgage prepayments fell, making mortgage-backed securities more attractive.

OUTLOOK
U.S. economic activity is expected to moderate from the robust rate of the first quarter, with 1999 growth estimated around 3.9%. The slowing in industrial production appears to be abating and consumption should moderate slightly from the robust level in 1998. We expect inflation will remain benign, and U.S. interest rates will remain low with the thirty-year Treasury centered around 6.00%.

Given the strong demand within the short duration sector, our outlook remains constructive. Higher interest rates have led to diminishing supply and moderating prepayment speeds. New issue asset-backed securities should be well absorbed by the market in the weeks ahead. In light of the recent change in bond market sentiment, investors are likely to begin focusing on the extension risk of prepayment-sensitive securities.

Thank you for your continued interest and investment in the Alliance Limited Maturity Government Fund. We look forward to reporting to you in the coming months.

Sincerely,


John D. Carifa
Chairman


Jeffrey S. Phlegar
Senior Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2


INVESTMENT OBJECTIVE AND POLICIES     ALLIANCE LIMITED MATURITY GOVERNMENT FUND
_______________________________________________________________________________

Alliance Limited Maturity Government Fund is an open-end, diversified investment management company that seeks the highest level of current income, consistent with low volatility of net asset value. The Fund normally invests at least 65% of its total assets in U.S. Government securities, including mortgage-related securities and repurchase agreements related to U.S. Government securities. At all times, however, each security held by the Fund has either a remaining maturity of not more than ten years or a duration not exceeding that of a ten-year Treasury note.


INVESTMENT RESULTS
_______________________________________________________________________________

NAV AND SEC AVERAGE ANNUAL TOTAL RETURNS AS OF MAY 31, 1999
CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                       3.32%         -1.08%
Five Years                     4.72%          3.81%
Since Inception*               4.68%          4.03%
SEC Yield**                    4.33%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                       2.48%         -0.45%
Five Years                     3.98%          3.98%
Since Inception* (a)           4.04%          4.04%
SEC Yield**                    3.86%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                       2.50%          1.52%
Five Years                     3.99%          3.99%
Since Inception*               3.66%          3.66%
SEC Yield**                    3.88%


SEC AVERAGE ANNUAL TOTAL RETURNS AS OF THE MOST RECENT QUARTER-END (MARCH 31,
1999)
                             CLASS A        CLASS B        CLASS C
                           ------------   ------------   ------------
1 Year                         0.50%          1.25%          3.25%
5 Years                        3.88%          4.06%          4.07%
Since Inception*               4.25%          4.25% (a)      3.92%


The Fund's investment results represent Average Annual Total Returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (3% year 1, 2% year 2, 1% year 3, 0% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception: 6/1/92 Class A and Class B; 5/3/93 Class C.

**   SEC yields are for the 30 days ended May 31, 1999.

(a)  Assumes conversion of Class B shares into Class A shares after six years.


3


PORTFOLIO OF INVESTMENTS
MAY 31, 1999 (UNAUDITED)              ALLIANCE LIMITED MATURITY GOVERNMENT FUND
_______________________________________________________________________________

                                              PRINCIPAL
                                               AMOUNT
                                                (000)              VALUE
-------------------------------------------------------------------------------
MORTGAGE-RELATED SECURITIES-62.5%
FEDERAL NATIONAL MORTGAGE ASSOCIATION-27.2%
  6.00%, 12/01/99 (a)                           $ 9,200     $  8,975,704
  6.50%, 12/01/99 (a)                             9,360        9,319,003
  6.50%, 12/01/99                                 5,000        4,885,900
  7.50%, 4/01/08 (a)                                  1              627
  11.25%, 2/01/16                                   963        1,064,030

Total Federal National
  Mortgage Association
  (cost $24,441,620)                                          24,245,264

COLLATERALIZED MORTGAGE OBLIGATIONS-21.4%
FIXED RATE-19.1%
Allied Capital Commercial
  Mortgage Trust
  Series 1998-1 Cl. A
  6.31%, 9/25/03 (b)                              1,790        1,776,528
Amresco Residential
  Securities
  Series 1998-3 Cl. A8
  5.94%, 3/25/15                                  2,500        2,479,700
Government Lease Trust
  Series 1999 C1-A Cl. B1
  4.00%, 5/18/29 (b)                              2,450        1,874,250
Green Tree Home
  Improvement Loan Trust
  Series 1998-D Cl. A4
  6.25%, 8/15/29                                  3,000        2,977,500
LB Commercial Conduit
  Mortgage Trust
  Series 1999 C1 Cl. A2
  6.79%, 10/01/30                                 3,000        3,028,863
Morgan Stanley Capital, Inc.
  Series 1998-XL2 Cl. A2
  6.17%, 10/03/08                                 2,000        1,907,820
The Money Store Home
  Equity Loan Trust
  Series 1994-A Cl. A5
  6.725%, 6/15/24                                 3,000        3,022,020
                                                             ------------
                                                              17,066,681

ADJUSTABLE RATE-2.3%
Prudential Home Mortgage
  Securities, Inc.
  Series 1993-56 Cl. A1
  7.419%, 1/25/24                                   435          434,932
Sears Mortgage Securities
  Corp.
  Series 1992-18A Cl. A1
  7.012%, 9/25/22                                 1,590        1,600,384
                                                             ------------
                                                               2,035,316

Total Collateralized
  Mortgage Obligations
  (cost $19,233,584)                                          19,101,997

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-11.2%
  8.00%, 4/15/26-12/15/27
  (cost $10,060,447)                              9,666       10,043,055

STRIPPED MORTGAGE BACKED SECURITIES-1.7%
Mortgage Capital Funding, Inc.
  Series 1996-MC2 Cl. X, I/O
  2.092%, 12/21/26 (c)
  (cost $1,632,305)                              18,113        1,503,368


4


                                      ALLIANCE LIMITED MATURITY GOVERNMENT FUND
_______________________________________________________________________________

                                              PRINCIPAL
                                               AMOUNT
                                                (000)              VALUE
-------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP.-1.0%
  11.00%, 9/01/13-1/01/16
  (cost $940,248)                               $   828     $    912,196

Total Mortgage-Related
  Securities
  (cost $56,308,204)                                          55,805,880

U.S. GOVERNMENT OBLIGATIONS-57.0%
U.S TREASURY BOND-6.0%
  11.875%, 11/15/03                               4,350        5,379,036

U.S. TREASURY NOTES-51.0%
  4.875%, 3/31/01 (d)                            21,800       21,595,516
  5.25%, 5/15/04 (d)                             14,350       14,143,647
  6.125%, 12/31/01                                9,600        9,737,952
                                                             ------------
                                                              45,477,115

Total U.S. Government
  Obligations
  (cost $51,948,816)                                          50,856,151

REPURCHASE AGREEMENT-25.0%
State Street Bank & Trust Co.
  4.85%, dated 5/28/99,
  due 6/01/99, collateralized
  by $20,575,000, FNMA,
  4.85%, 11/20/00 and
  $2,370,000, FFCB,
  4.9%, 11/16/00
  (cost $22,304,000)                             22,304       22,304,000

TOTAL INVESTMENTS-144.5%
  (cost $130,561,020)                                        128,966,031
Other assets less
  liabilities-(44.5%)                                        (39,703,137)

NET ASSETS-100%                                             $ 89,262,894


(a)  15 year mortgage.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 1999, this security amounted to $3,650,778 or 4.1% of net assets.

(c) Interest rate represents yield to maturity and principal amount represents amortized cost.

(d) Securities, or portions thereof, with an aggregate market value of $18,710,500 have been segregated to collateralize reverse repurchase agreements.

     Glossary of Terms:
     FFCB - Federal Farm Credit Bank
     FNMA - Federal National Mortgage Association
     I/O  - Interest Only

     See notes to financial statements.


5


STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1999 (UNAUDITED)              ALLIANCE LIMITED MATURITY GOVERNMENT FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $130,561,020)        $ 128,966,031
  Cash                                                               4,971,641
  Interest receivable                                                  874,455
  Receivable for capital stock sold                                    192,285
  Receivable for investment securities sold                             22,655
  Prepaid expenses                                                       3,450
  Total assets                                                     135,030,517

LIABILITIES
  Payable for investment securities purchased                       26,468,458
  Reverse repurchase agreement                                      18,727,200
  Payable for capital stock redeemed                                   201,055
  Dividends payable                                                    128,897
  Distribution fee payable                                              58,738
  Advisory fee payable                                                  49,683
  Accrued expenses and other liabilities                               133,592
  Total liabilities                                                 45,767,623

NET ASSETS                                                       $  89,262,894

COMPOSITION OF NET ASSETS
  Capital stock, at par                                          $       9,683
  Additional paid-in capital                                       112,473,230
  Distributions in excess of net investment income                    (456,233)
  Accumulated net realized loss on investment transactions         (21,168,797)
  Net unrealized depreciation of investments                        (1,594,989)
                                                                 $  89,262,894

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share
    ($29,452,445/3,194,846 shares of capital stock issued
    and outstanding)                                                     $9.22
  Sales charge--4.25% of public offering price                             .41
  Maximum offering price                                                 $9.63

  CLASS B SHARES
  Net asset value and offering price per share
    ($31,605,159/3,428,262 shares of capital stock issued
    and outstanding)                                                     $9.22

  CLASS C SHARES
  Net asset value and offering price per share
    ($28,205,290/3,060,285 shares of capital stock issued
    and outstanding)                                                     $9.22


See notes to financial statements.


6


STATEMENT OF OPERATIONS
SIX MONTHS ENDED MAY 31, 1999 (UNAUDITED)
                                      ALLIANCE LIMITED MATURITY GOVERNMENT FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                       $   3,427,058

EXPENSES
  Advisory fee                                   $     296,281
  Distribution fee - Class A                            45,130
  Distribution fee - Class B                           166,342
  Distribution fee - Class C                           139,041
  Transfer agency                                       71,340
  Custodian                                             57,953
  Administrative                                        56,616
  Audit and legal                                       33,019
  Registration                                          23,590
  Printing                                              19,779
  Directors' fees                                       12,404
  Miscellaneous                                          6,588
  Total expenses before interest                       928,083
  Interest expense                                     548,500
  Net expenses                                                       1,476,583
  Net investment income                                              1,950,475

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
  Net realized loss on investment transactions                      (1,786,120)
  Net realized loss on written options
    transactions                                                       (30,586)
  Net realized gain on futures transactions                              5,851
  Net change in unrealized depreciation of
    investments                                                     (1,073,034)
  Net loss on investments                                           (2,883,889)

NET DECREASE IN NET ASSETS FROM OPERATIONS                       $    (933,414)


See notes to financial statements.


7


STATEMENT OF CHANGES IN NET ASSETS
                                      ALLIANCE LIMITED MATURITY GOVERNMENT FUND
_______________________________________________________________________________

                                               SIX MONTHS ENDED    YEAR ENDED
                                                 MAY 31, 1999     NOVEMBER 30,
                                                  (UNAUDITED)        1998
                                                 -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income                          $   1,950,475   $   3,517,530
  Net realized gain (loss) on investments,
    options and futures transactions                (1,810,855)      2,550,104
  Net change in unrealized appreciation
    (depreciation) of investments                   (1,073,034)       (802,731)
  Net increase (decrease) in net assets
    from operations                                   (933,414)      5,264,903

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income
    Class A                                           (825,400)     (1,077,771)
    Class B                                           (785,450)     (1,330,682)
    Class C                                           (659,622)     (1,109,077)
  Distributions in excess of net investment
    income
    Class A                                                 -0-       (224,185)
    Class B                                                 -0-       (276,414)
    Class C                                                 -0-       (230,283)

CAPITAL STOCK TRANSACTIONS
  Net increase (decrease)                          (11,179,314)     24,081,713
  Total increase (decrease)                        (14,383,200)     25,098,204

NET ASSETS
  Beginning of year                                103,646,094      78,547,890
  End of period                                  $  89,262,894   $ 103,646,094


See notes to financial statements.


8


STATEMENT OF CASH FLOWS
SIX MONTHS ENDED MAY 31, 1999 (UNAUDITED)
                                      ALLIANCE LIMITED MATURITY GOVERNMENT FUND
_______________________________________________________________________________

INCREASE (DECREASE) IN CASH FROM:
OPERATING ACTIVITIES:
  Interest received                              $   3,622,231
  Interest paid                                       (548,500)
  Operating expenses paid                           (1,015,018)
  Net increase in cash from operating
    activities                                                   $   2,058,713

INVESTING ACTIVITIES:
  Proceeds from disposition of long-term
    portfolio investments                          254,414,345
  Purchase of long-term portfolio investments     (223,233,254)
  Sales of short-term portfolio investments,
    net                                            (22,281,305)
  Net increase in cash from investing
    activities                                                       8,899,786

FINANCING ACTIVITIES:*
  Net increase in reverse repurchase
    agreements                                       1,204,503
  Net redemptions from capital stock
    transactions                                    (6,564,502)
  Cash dividends paid                                 (752,026)
  Net decrease in cash from financing
    activities                                                      (6,112,025)
  Net increase in cash                                               4,846,474
  Cash at beginning of year                                            125,167
  Cash at end of period                                          $   4,971,641

-------------------------------------------------------------------------------

RECONCILIATION OF NET INCREASE IN NET ASSETS
FROM OPERATIONS TO NET INCREASE IN CASH
FROM OPERATING ACTIVITIES:
  Net decrease in net assets resulting from
    operations                                                   $    (933,414)

ADJUSTMENTS:
  Decrease in interest receivable                $     238,585
  Net realized loss on investment transactions       1,810,855
  Net change in unrealized depreciation of
    investments                                      1,073,034
  Accretion of bond discount                           (43,412)
  Decrease in accrued expenses                         (86,935)
  Total adjustments                                                  2,992,127

NET INCREASE IN CASH FROM OPERATING ACTIVITIES                   $   2,058,713


* Non-cash financing activities not included herein consist of reinvestment of dividends.

     See notes to financial statements.


9


NOTES TO FINANCIAL STATEMENTS
MAY 31, 1999 (UNAUDITED)              ALLIANCE LIMITED MATURITY GOVERNMENT FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Limited Maturity Government Fund, Inc. (the "Fund") was incorporated in the state of Maryland on April 8, 1992 as a diversified, open-end management investment company. The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. If no bid prices are quoted, then the security is valued at the mean of the bid and asked prices as obtained on that day from one or more dealers regularly making a market in that security. Securities traded on the over-the-counter market are valued at the mean of the closing bid and asked prices provided by two or more dealers regularly making a market in such securities. U.S. government securities and other debt securities which mature in 60 days or less are valued at amortized cost unless this method does not represent fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by, the Board of Directors. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

2. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Fund accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

4. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.

5. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Based on the operations of the Fund as of the semi-annual date, and its distribution policy, the Fund may have a tax return of capital at year end. At this time, the amount of this tax return of capital is not estimable.


10


                                      ALLIANCE LIMITED MATURITY GOVERNMENT FUND
_______________________________________________________________________________

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of
 .65% of the Fund's average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the advisory agreement, the Fund paid $56,616 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended May 31, 1999.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $52,255 for the six months ended May 31, 1999.

For the six months ended May 31, 1999, the Fund's expenses were reduced by $3,899 under an expense offset arrangement with Alliance Fund Services.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $6,115 from the sales of Class A shares and $220, $49,299 and $6,882 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended May 31, 1999.

Brokerage Commissions paid on investment transactions for the six months ended May 31, 1999 amounted to $1,098, none of which was paid to Donaldson, Lufkin &Jenrette Securities Corp., an affiliate of the Adviser.


NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $660,525 and $3,333,422 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods as long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $8,746,289 and $8,548,716, respectively, for the six months ended May 31, 1999. There were purchases of $238,918,548 and sales of $240,103,083 of U.S. government and government agency obligations for the six months ended May 31, 1999.

At May 31, 1999, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $15,788 and gross unrealized depreciation of investments was $1,610,777 resulting in net unrealized depreciation of $1,594,989.

At November 30, 1998, the Fund had a net capital loss carryforward of $19,294,001 of which $9,645,919 expires in the year 2002, $7,728,928 expires in the year 2003, $1,668,167 expires in the year 2004 and $250,987 expires in the year 2005.

1. FINANCIAL FUTURES CONTRACTS
The Fund may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse


11


NOTES TO FINANCIAL STATEMENTS (CONT.)
                                      ALLIANCE LIMITED MATURITY GOVERNMENT FUND
_______________________________________________________________________________

affects of anticipated movements in the market. The Fund bears the market risk that arises from changes in the value of these financial instruments.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. At May 31, 1999, the Fund had no outstanding futures contracts.

2. INTEREST RATE SWAP AGREEMENTS
The Fund enters into interest rate swaps to protect itself from interest rate fluctuations on the underlying debt instruments. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

The Fund records a net receivable or payable on a daily basis for the net interest income or expense expected to be received or paid in the interest period. Net interest received or paid on these contracts is recorded as interest income (or as an offset to interest income). Fluctuations in the value of investments are recorded for financial statement purposes as unrealized appreciation or depreciation of investments. Realized gains and losses from terminated swaps are included in net realized gains on investment transactions. There were no outstanding interest rate swap contracts at May 31, 1999.

3. OPTIONS TRANSACTIONS
For hedging and investment purposes, the Portfolio purchases and writes (sells) put and call options on debt securities that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security purchased by the Portfolio. The risk involved in writing an option is that, if the option was exercised the underlying security could then be purchased or sold by the Portfolio at a disadvantageous price.


12


                                      ALLIANCE LIMITED MATURITY GOVERNMENT FUND
_______________________________________________________________________________

Transactions in written options for the six months ended May 31, 1999 were as follows:


                                                     NUMBER OF
                                                     CONTRACTS        PREMIUMS
                                                     ---------       ----------
Options oustanding at beginning of year                  -0-         $      -0-
Options written                                          41             56,068
Options terminated in closing purchase transactions     (41)           (56,068)
Options outstanding at May 31, 1999                      -0-         $      -0-


NOTE E: CAPITAL STOCK
There are 9,000,000,000 shares of $.001 par value capital stock authorized, divided into three classes, designated Class A, Class B and Class C shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     MAY 31, 1999   NOVEMBER 30,  MAY 31, 1999    NOVEMBER 30,
                      (UNAUDITED)       1998       (UNAUDITED)        1998
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold            9,557,867    10,880,057    $ 90,105,153    $103,443,782
Shares issued in
  reinvestment of
  dividends and
  distributions           54,059        84,454         509,853         802,978
Shares converted
  from Class B           353,430       906,354       3,320,911       8,638,581
Shares redeemed      (11,118,279)   (9,239,629)   (104,908,781)    (87,992,978)
Net increase
  (decrease)          (1,152,923)    2,631,236    $(10,972,864)   $ 24,892,363

CLASS B
Shares sold            1,552,881     6,265,395    $ 14,643,981    $ 59,605,093
Shares issued in
  reinvestment of
  dividends and
  distributions           56,941       107,647         536,315       1,022,249
Shares converted
  to Class A            (353,430)     (906,010)     (3,320,911)     (8,638,581)
Shares redeemed       (1,346,053)   (5,511,144)    (12,684,785)    (52,344,955)
Net decrease             (89,661)      (44,112)   $   (825,400)   $   (356,194)

CLASS C
Shares sold            1,650,958     1,687,166    $ 15,564,728    $ 16,129,568
Shares issued in
  reinvestment of
  dividends and
  distributions           50,938       109,292         479,617       1,037,674
Shares redeemed       (1,633,073)   (1,850,396)    (15,425,395)    (17,621,698)
Net increase
  (decrease)              68,823       (53,938)   $    618,950    $   (454,456)


13


NOTES TO FINANCIAL STATEMENTS (CONT.)
                                      ALLIANCE LIMITED MATURITY GOVERNMENT FUND
_______________________________________________________________________________

NOTE F: REVERSE REPURCHASE AGREEMENTS
Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value at least equal to the repurchase price.

As of May 31, 1999, the Fund had entered into the following reverse repurchase agreements:

   AMOUNT                 BROKER                 INTEREST RATE     MATURITY
-----------   ---------------------------------  -------------   ------------
$18,212,375   Morgan Stanley, Dean Witter & Co.      4.50%       June 1, 1999
$   498,125   Morgan Stanley, Dean Witter & Co.      4.60%       June 3, 1999


For the six months ended May 31, 1999, the maximum amount of reverse repurchase agreements outstanding was $45,258,063, the average amount outstanding was approximately $29,070,153, and the daily weighted average interest rate was 3.73%.


NOTE G: BANK BORROWING
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 1999.


14


FINANCIAL HIGHLIGHTS                  ALLIANCE LIMITED MATURITY GOVERNMENT FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                               CLASS A
                                           ------------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                          YEAR ENDED NOVEMBER 30,
                                           MAY 31, 1999  ---------------------------------------------------------------
                                            (UNAUDITED)      1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $ 9.54       $ 9.44       $ 9.45       $ 9.52       $ 9.51       $ 9.94

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .21(a)       .47(a)       .51(a)       .51(a)       .52(a)       .42
Net realized and unrealized gain (loss)
  on investment transactions                    (.27)         .17          .02         (.04)         .02         (.32)
Net increase (decrease) in net asset
  value from operations                         (.06)         .64          .53          .47          .54          .10

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.26)        (.47)        (.52)        (.51)        (.50)        (.48)
Distributions in excess of net
  investment income                               -0-        (.07)          -0-          -0-          -0-          -0-
Tax return of capital                             -0-          -0-        (.02)        (.03)        (.03)        (.04)
Distributions from net realized gains             -0-          -0-          -0-          -0-          -0-        (.01)
Total dividends and distributions               (.26)        (.54)        (.54)        (.54)        (.53)        (.53)
Net asset value, end of period                $ 9.22       $ 9.54       $ 9.44       $ 9.45       $ 9.52       $ 9.51

TOTAL RETURN
Total investment return based on net
  asset value (b)                               (.69)%       6.94%        5.79%        5.11%        5.91%        1.03%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $29,452      $41,493      $16,197      $16,248      $27,887      $43,173
Ratio of expenses to average net assets         2.75%(c)     3.27%        2.41%        2.22%        2.14%        1.34%
Ratio of expenses to average net assets
  excluding interest expense                    1.55%(c)     1.68%        1.65%        1.58%        1.41%        1.20%
Ratio of net investment income to
  average net assets                            4.74%(c)     4.74%        5.52%        5.44%        5.53%        4.78%
Portfolio turnover rate                          239%         500%         249%         159%         293%         375%


See footnote summary on page 17.


15


FINANCIAL HIGHLIGHTS (CONTINUED)      ALLIANCE LIMITED MATURITY GOVERNMENT FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                               CLASS B
                                           ------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                         YEAR ENDED NOVEMBER 30,
                                            MAY 31, 1999 ---------------------------------------------------------------
                                            (UNAUDITED)      1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $ 9.55       $ 9.44       $ 9.45       $ 9.52       $ 9.52       $ 9.94

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .19(a)       .39(a)       .45(a)       .44(a)       .46(a)       .39
Net realized and unrealized gain (loss)
  on investment transactions                    (.30)         .19          .01         (.04)         .01         (.35)
Net increase (decrease) in net asset
  value from operations                         (.11)         .58          .46          .40          .47          .04

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.22)        (.39)        (.45)        (.44)        (.44)        (.42)
Distributions in excess of net
  investment income                               -0-        (.08)          -0-          -0-          -0-          -0-
Tax return of capital                             -0-          -0-        (.02)        (.03)        (.03)        (.03)
Distributions from net realized gains             -0-          -0-          -0-          -0-          -0-        (.01)
Total dividends and distributions               (.22)        (.47)        (.47)        (.47)        (.47)        (.46)
Net asset value, end of period                $ 9.22       $ 9.55       $ 9.44       $ 9.45       $ 9.52       $ 9.52

TOTAL RETURN
Total investment return based on net
  asset value (b)                              (1.15)%       6.30%        5.04%        4.36%        5.05%         .42%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $31,605      $33,591      $33,613      $50,386      $84,362     $136,458
Ratio of expenses to average net assets         3.48%(c)     3.84%        3.14%        2.94%        2.85%        2.08%
Ratio of expenses to average net assets
  excluding interest expense                    2.28%(c)     2.39%        2.39%        2.30%        2.11%        1.91%
Ratio of net investment income to
  average net assets                            4.05%(c)     4.10%        4.80%        4.73%        4.83%        4.12%
Portfolio turnover rate                          239%         500%         249%         159%         293%         375%


See footnote summary on page 17.


16


                                      ALLIANCE LIMITED MATURITY GOVERNMENT FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                               CLASS C
                                           ------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                         YEAR ENDED NOVEMBER 30,
                                           MAY 31, 1999  ---------------------------------------------------------------
                                            (UNAUDITED)      1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $ 9.55       $ 9.44       $ 9.45       $ 9.52       $ 9.52       $ 9.94

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .19(a)       .39(a)       .45(a)       .45(a)       .46(a)       .37
Net realized and unrealized gain (loss)
  on investment transactions                    (.30)         .19          .01         (.05)         .01         (.33)
Net increase (decrease) in net asset
  value from operations                         (.11)         .58          .46          .40          .47          .04

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.22)        (.39)        (.45)        (.45)        (.44)        (.42)
Distributions in excess of net
  investment income                               -0-        (.08)          -0-          -0-          -0-          -0-
Tax return of capital                             -0-          -0-        (.02)        (.02)        (.03)        (.03)
Distributions from net realized gains             -0-          -0-          -0-          -0-          -0-        (.01)
Total dividends and distributions               (.22)        (.47)        (.47)        (.47)        (.47)        (.46)
Net asset value, end of period                $ 9.22       $ 9.55       $ 9.44       $ 9.45       $ 9.52       $ 9.52

TOTAL RETURN
Total investment return based on net
  asset value (b)                              (1.15)%       6.30%        5.05%        4.38%        5.06%         .42%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $28,205      $28,562      $28,738      $43,457      $68,459     $141,838
Ratio of expenses to average net assets         3.47%(c)     3.84%        3.13%        2.92%        2.85%        2.04%
Ratio of expenses to average net assets
  excluding interest expense                    2.27%(c)     2.38%        2.37%        2.29%        2.10%        1.89%
Ratio of net investment income to
  average net assets                            4.05%(c)     4.11%        4.82%        4.75%        4.84%        4.10%
Portfolio turnover rate                          239%         500%         249%         159%         293%         375%


(a)  Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return for a period of less than one year is not annualized.

(c)  Annualized.


17


                                      ALLIANCE LIMITED MATURITY GOVERNMENT FUND
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
JEFFREY S. PHLEGAR, SENIOR VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JUAN J. RODRIGUEZ, CONTROLLER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL LLP
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY 10019


(1)  Member of the Audit Committee.


18


THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term U.S. Government Fund

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Select Investors Series - Premier Portfolio

GROWTH & INCOME
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Global Small Cap Fund
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance International Premier Growth Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

INSTITUTIONAL
Premier Growth
Quasar
Real Estate Investment

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
Alliance Capital Reserves
Alliance Government Reserves
Alliance Institutional Reserves
    Prime Portfolio
    Government Portfolio
    Tax-Free Portfolio
    Treasury Portfolio
    Trust Portfolio
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    General Municipal Portfolio
    Government Portfolio


19


ALLIANCE LIMITED MATURITY GOVERNMENT FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

LMGSR599